Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	MML SERIES INVESTMENT FUND
Central Index Key	dei_EntityCentralIndexKey	0000067160
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 6, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 6, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011

MML SERIES INVESTMENT FUND

Supplement dated May 6, 2011 to the

Prospectus dated May 1, 2011

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

Important Information Concerning the MML NASDAQ-100® Fund

The investment objective of the MML NASDAQ-100 Fund is to seek to approximate as closely as practicable (before fees and expenses) the total return of the NASDAQ-100 Index®*. The Fund's subadviser, Northern Trust Investments, Inc. ("NTI"), has informed the Fund that, as the result of the reconstitution of the Index in May 2011 increasing the number of companies each representing more than 5% of the Index, NTI expects that it will be necessary for the Fund to operate as a non-diversified investment company. On the basis of discussions with the Staff of the Securities and Exchange Commission and MassMutual's recommendation, the Fund's Board of Trustees has authorized NTI to operate the Fund as a non-diversified investment company to the extent necessary and appropriate, in the judgment of NTI, to comply with the Fund's investment objective following the reconstitution of the Index. If the Fund operates as a non-diversified investment company, it may hold larger positions in a smaller number of stocks than a fund that operates as a diversified investment company.

* NASDAQ®, NASDAQ-100® and NASDAQ-100 Index® are trademarks of The NASDAQ Stock Market, Inc. (together with its affiliates, "NASDAQ") and are licensed for use by the Fund. The Fund has not been passed on by NASDAQ as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by NASDAQ. NASDAQ MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE FUND.

The following information supplements the information found under Principal Risks on page 95 for the MML NASDAQ-100 Fund:

Non-Diversification Risk Because the Fund may invest its assets in a more limited number of issuers than a mutual fund which operates as a diversified fund, a decline in the market value of a particular security may affect the Fund's value more than if the Fund were operated as a diversified fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MML SERIES INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	May 1, 2011
MML NASDAQ-100 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000067160_SupplementTextBlock

MML SERIES INVESTMENT FUND

Supplement dated May 6, 2011 to the

Prospectus dated May 1, 2011

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

Important Information Concerning the MML NASDAQ-100® Fund

The investment objective of the MML NASDAQ-100 Fund is to seek to approximate as closely as practicable (before fees and expenses) the total return of the NASDAQ-100 Index®*. The Fund's subadviser, Northern Trust Investments, Inc. ("NTI"), has informed the Fund that, as the result of the reconstitution of the Index in May 2011 increasing the number of companies each representing more than 5% of the Index, NTI expects that it will be necessary for the Fund to operate as a non-diversified investment company. On the basis of discussions with the Staff of the Securities and Exchange Commission and MassMutual's recommendation, the Fund's Board of Trustees has authorized NTI to operate the Fund as a non-diversified investment company to the extent necessary and appropriate, in the judgment of NTI, to comply with the Fund's investment objective following the reconstitution of the Index. If the Fund operates as a non-diversified investment company, it may hold larger positions in a smaller number of stocks than a fund that operates as a diversified investment company.

* NASDAQ®, NASDAQ-100® and NASDAQ-100 Index® are trademarks of The NASDAQ Stock Market, Inc. (together with its affiliates, "NASDAQ") and are licensed for use by the Fund. The Fund has not been passed on by NASDAQ as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by NASDAQ. NASDAQ MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE FUND.

The following information supplements the information found under Principal Risks on page 95 for the MML NASDAQ-100 Fund:

Non-Diversification Risk Because the Fund may invest its assets in a more limited number of issuers than a mutual fund which operates as a diversified fund, a decline in the market value of a particular security may affect the Fund's value more than if the Fund were operated as a diversified fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011